Provisions for Product Warranty - Disclosure of Product Warranty (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 6,480	$ 7,129
Non-current	9,150	10,433
Warranty Provision	$ 15,630	$ 17,562